Cover	Feb. 16, 2023	Feb. 15, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Feb. 15, 2023
Entity Registrant Name		POWELL INDUSTRIES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-12488
Entity Tax Identification Number		88-0106100
Entity Address, Address Line One		8550 Mosley Road
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77075-1180
City Area Code	713
Local Phone Number	944-6900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		POWL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000080420